Deferred revenues	9 Months Ended
Sep. 30, 2022
Deferred revenues [Abstract]
Deferred revenues
17	Deferred revenues

	As of
	September 30, 2022	December 31, 2021
Sale and Leaseback	145	68
Rental of spaces in stores (i)	57	233
Checkstand (ii)	22	41
Commercial agreement – payroll (iii)	40	-
Gift card and others	1	2
Marketing	13	12
Total	278	356
Current	245	356
Non-current	33	-

(i)	Rental of backlight panels.

(ii)	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.

(iii)	Commercial agreement with a financial institution for exclusivity in payroll processing.